Employee Cost - Summary of Information for Funded and Unfunded Plans for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Pension benefits (Gratuity, Superannuation, BKY/PSY) [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 211.3	₨ 17,362.4	₨ 15,521.7
Fair value of plan assets	184.1	15,129.7	12,918.1
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	46.4	3,813.6	2,831.2
Fair value of plan assets		0.0
Funded Plans [member] | Pension benefits (Gratuity, Superannuation, BKY/PSY) [Member] | Defined benefit obligation in excess of plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	54.7	4,491.6	10,655.3
Fair value of plan assets	49.9	4,102.9	10,084.3
Funded Plans [member] | Pension benefits (Gratuity, Superannuation, BKY/PSY) [Member] | Defined benefit obligation less than plan assets [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	129.5	10,639.2	2,771.3
Fair value of plan assets	134.2	11,027.0	2,833.9
Unfunded plans [Member] | Pension benefits (Gratuity, Superannuation, BKY/PSY) [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	27.2	2,231.6	2,095.0
Unfunded plans [Member] | Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation	$ 46.4	₨ 3,813.6	₨ 2,831.2